Income Tax Expense (Details) $ in Millions	Mar. 21, 2018 HKD ($)
Income Tax Expense [Line Items]
Profits tax	$ 2
Profits tax rates	8.25%
Hong Kong [Member]
Income Tax Expense [Line Items]
Profits tax	$ 2
Profits tax rates	16.50%